INCOME/(LOSS) PER SHARE	12 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
2 1 .	INCOME/(LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the years indicated:

	Year ended September 30,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net loss from continuing operations attributable to Origin Agritech Limited	(57,116)	(61,075)	(44,731)
Net income (loss) from discontinued operations attributable to Origin Agritech Limited	43,308	(4,503)	(30,943)
Net loss attributable to Origin Agritech Limited	(13,808)	(65,578)	(75,674)

Denominator:
Average common stock outstanding - basic	22,794,791	22,858,541	23,343,126
Dilutive effect of share options	-	-	-
Diluted shares	22,794,791	22,858,541	23,343,126

Basic and Diluted Per Share Data:
Basic earnings (loss) per share attributable to Origin Agritech Limited:
Continuing operations	(2.51)	(2.67)	(1.92)
Discontinued operations	1.90	(0.20)	(1.32)
	(0.61)	(2.87)	(3.24)
Diluted earnings (loss) per share attributable to Origin Agritech Limited:
Continuing operations	(2.51)	(2.67)	(1.92)
Discontinued operations	1.90	(0.20)	(1.32)
	(0.61)	(2.87)	(3.24)

For the year ended September 30, 2015, 2016 and 2017, the effect of the outstanding options was anti-dilutive.